CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net earnings	$ 283,725	$ 160,796	$ 171,577
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustment	7,353	712	(49,438)
Change in net unrealized gains (losses) on available-for-sale securities (net of tax benefits of $3,050 in 2013 and $3,981 in 2012 and tax provision of $5,460 in 2011)	15,442	(19,827)	11,212
Total other comprehensive income (loss)	22,795	(19,115)	(38,226)
Comprehensive income	306,520	141,681	133,351
Comprehensive (income) loss attributable to noncontrolling interests	(1,613)	(2,141)	10,893
Comprehensive income attributable to IAC shareholders	$ 304,907	$ 139,540	$ 144,244